Identifiable Intangible Assets, net - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended				12 Months Ended
	Feb. 28, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2020
Goodwill And Intangible Assets [Line Items]
Fair Value as of February 28, 2020	$ 487,400
Impairment on assets held for sale				$ 18,431			$ 18,431	$ 0	$ 0
Impairment of intangible assets							17,967
Amortization expense			$ 49,112			$ 56,106	191,361	$ 227,803	$ 221,466
Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations
Goodwill And Intangible Assets [Line Items]
Intangibles assets held for sale		$ 36,924		$ 36,924			$ 36,924
Impairment on assets held for sale		18,431
Impairment of intangible assets		$ 17,967
Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations | Subsequent Event
Goodwill And Intangible Assets [Line Items]
Total purchase price										$ 3,751
Customer relationships
Goodwill And Intangible Assets [Line Items]
Fair Value as of February 28, 2020	$ 5,200				$ 3,641
Databases and content
Goodwill And Intangible Assets [Line Items]
Fair Value as of February 28, 2020					22,012
Computer software
Goodwill And Intangible Assets [Line Items]
Fair Value as of February 28, 2020					11,525
Trade names
Goodwill And Intangible Assets [Line Items]
Fair Value as of February 28, 2020					$ 1,541